OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER ASSETS
Schedule of other current assets

	As at	As at
	December 31,	December 31,
	2020	2019
Federal, provincial and other sales taxes receivable	$67,666	$78,841
Prepaid expenses	72,502	70,986
Financial asset at FVTPL (i)	—	9,119
Other	19,044	20,272
Total other current assets	$159,212	$179,218

Note:

(i)

During the year ended December 31, 2020, the Company sold its remaining financial asset classified as FVTPL. A realized loss on disposition of the asset of $0.2 million was recognized in the other expenses (income) line item in the consolidated statements of income during the year ended December 31, 2020.

Schedule of other non-current assets

	As at	As at
	December 31,	December 31,
	2020	2019
Non-current ore in stockpiles and on leach pads	$198,044	$145,675
Non-current prepaid expenses	26,945	18,035
Non-current loan receivable - Orla	21,247	4,551
Non-current other receivables	8,238	14,367
Other	4,780	2,240
Total other assets	$259,254	$184,868